Schedule I - Condensed Financial Information of the Parent Company - Statements of Income and Comprehensive (Loss) / Income - Additional (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Income Captions [Line Items]
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0
LightInTheBox Holding Co., Ltd. | Parent
Condensed Statement of Income Captions [Line Items]
Foreign currency translation adjustment, net of income taxes	$ 0	$ 0	$ 0